Employee benefits liabilities - recognized In consolidated income statement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	€ 172	€ 175	€ 196
Other administration costs	94	95	92
Past service costs/(credits) and gains/(losses) arising from settlements/curtailments	(3)	(10)	(8)
Total recognized in the Consolidated Income Statement	442	473	511
Pension benefits | Interest expense
Disclosure of net defined benefit liability (asset) [line items]
Interest (income) expense	1,090	1,157	1,143
Total recognized in the Consolidated Income Statement	1,259	1,322
Pension benefits | Interest income
Disclosure of net defined benefit liability (asset) [line items]
Interest (income) expense	(911)	(944)	(912)
Total recognized in the Consolidated Income Statement	(817)	(849)
Health care and life insurance plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	22	26	32
Interest (income) expense	98	107	102
Past service costs/(credits) and gains/(losses) arising from settlements/curtailments	0	(3)	0
Total recognized in the Consolidated Income Statement	120	130	134
Health care and life insurance plans | Interest expense
Disclosure of net defined benefit liability (asset) [line items]
Total recognized in the Consolidated Income Statement	120	130
Other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	11	8	10
Interest (income) expense	13	17	6
Past service costs/(credits) and gains/(losses) arising from settlements/curtailments	(1)	1	0
Total recognized in the Consolidated Income Statement	23	26	€ 16
Other post-employment benefits | Interest expense
Disclosure of net defined benefit liability (asset) [line items]
Total recognized in the Consolidated Income Statement	€ 23	€ 26